Note 10 - Short-term Borrowings	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Short-term Debt [Text Block]
10.	SHORT-TERM BORROWINGS

For the year ended
December 31,
outstanding balances and related information of short-term borrowings, which includes securities sold under agreements to repurchase and short-term borrowings from other banks, are summarized as follows:

(Dollar amounts in thousands)	2019	2018	2017

Balance at year-end	$5,075	$90,398	$74,707
Average balance outstanding	14,808	42,231	63,910
Maximum month-end balance	92,000	101,857	114,025
Weighted-average rate at year-end	1.66%	2.53%	1.36%
Weighted-average rate during the year	2.49%	1.99%	1.18%

Average balances outstanding during the year represent daily average balances, and average interest rates represent interest expense divided by the related average balance.

The Company maintains a
$6.0
million line of credit at an adjustable rate, currently
5.00%,
a
$10.0
million line of credit at an adjustable rate, currently at
4.93%,
and a
$4.0
million line of credit at an adjustable rate, currently
5.51%.
At
December 31, 2019,
and
2018,
there were
no
outstanding borrowings under these lines of credit. The additional borrowing capacity on FHLB advances was
$87.0
million and
$27.0
million at
December 31, 2019
and
2018,
respectively.